Federal Income Taxes	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Federal Income Taxes	Federal Income Taxes
The Internal Revenue Service (IRS) has determined and informed the Company by a letter, dated March 17, 2026, confirming that the Plan and related trust are designed for qualification as exempt from federal income taxes in accordance with applicable sections of the Code. The Company believes that the Plan is designed and is being operated in compliance with the applicable requirements of the Code.
GAAP requires Plan management to evaluate tax positions taken by the Plan. The effects of an uncertain tax position are recognized in the financial statements when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan and concluded that as of December 31, 2025 and 2024, there were no uncertain positions taken or expected to be taken and no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions, however, there are currently no audits for any tax periods in progress.